Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND, INC.
Entity Central Index Key	0000910671
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005469
Shareholder Report [Line Items]
Fund Name	Communications & Technology Fund
Class Name	Investor Class
Trading Symbol	PRMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Communications & Technology Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communications & Technology Fund - Investor Class	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 8,155,325,000
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	21.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$8,155,325
Number of Portfolio Holdings	104

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	21.2%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
U.S. Internet Media/Advertising	20.2%
Direct-to-Consumer Subscription Services	9.0
Processors	8.0
Foundry	6.5
Live Entertainment	6.2
U.S. Wireless	5.8
European Telecom	5.4
Rest of The World Telecom	3.8
Digital Systems	3.4
Other	31.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Alphabet	9.5%
Meta Platforms	7.8
T-Mobile U.S.	5.8
Taiwan Semiconductor Manufacturing	5.6
Netflix	5.3
Deutsche Telekom	5.2
Advanced Micro Devices	4.6
Spotify Technology	3.7
NVIDIA	3.4
Space Exploration Technologies	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169955
Shareholder Report [Line Items]
Fund Name	Communications & Technology Fund
Class Name	I Class
Trading Symbol	TTMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Communications & Technology Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communications & Technology Fund - I Class	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 8,155,325,000
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	21.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$8,155,325
Number of Portfolio Holdings	104

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	21.2%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
U.S. Internet Media/Advertising	20.2%
Direct-to-Consumer Subscription Services	9.0
Processors	8.0
Foundry	6.5
Live Entertainment	6.2
U.S. Wireless	5.8
European Telecom	5.4
Rest of The World Telecom	3.8
Digital Systems	3.4
Other	31.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Alphabet	9.5%
Meta Platforms	7.8
T-Mobile U.S.	5.8
Taiwan Semiconductor Manufacturing	5.6
Netflix	5.3
Deutsche Telekom	5.2
Advanced Micro Devices	4.6
Spotify Technology	3.7
NVIDIA	3.4
Space Exploration Technologies	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless